Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Business Combinations
3. Business Combinations
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the underlying net assets acquired.
Trade Names
A trade name is a legally-protected trade or similar mark. Acquired trade names are valued using an income method approach, generally the relief-from-royalty valuation method. The method uses a royalty rate based on comparable marketplace royalty agreements for similar types of trade names and applies it to the after-tax
discounted free cash flow attributed to the trade name. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
Technology and Intellectual Property
Technology and intellectual property (“IP”) is a design, work, or invention that is the result of creativity to which one has ownership rights that may be protected through a patent, copyright, trademark, or service mark. IP is valued using the relief-from-royalty valuation method. The method uses a royalty rate based on comparable marketplace royalty agreements for similar types of IP and applies it to the after-tax
discounted free cash flow attributed to the IP. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
IP is amortized following the pattern in which the expected benefits will be consumed or otherwise used up over each component’s useful life, based on our plans and expectations for the IP going forward, which is generally the underlying IP’s legal expiration dates.
Customer Relationships
Customer relationships are intangible assets that consist of historical and factual information about customers and contacts collected from repeat transactions with customers, with or without any underlying contracts. The information is generally organized as customer lists or customer databases. We have the expectation of repeat patronage from these customers based on the customers’ historical purchase activity, which creates the intrinsic value over a finite period of time and translates into the expectation of future revenue, income, and cash flow.
Customer relationships are valued using projected operating income, adjusted for estimated future existing customer growth, less estimated future customer attrition, net of charges for net tangible assets, IP charge, trade name charge, and work force. The concluded value is the after-tax
discounted free cash flow.
Measurement Period
The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of each acquisition date to estimate the fair value of assets acquired and liabilities assumed. We believe that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but we are waiting for additional information necessary to finalize those fair values. Therefore, the provisional measurements of fair value reflected are subject to change and such changes could be significant. We expect to finalize the valuations and complete the purchase price allocations as soon as practicable, but no later than one year from each acquisition date. In addition, we have not finalized our evaluation of allocating goodwill to reporting units.
In evaluating whether new information obtained meets the criteria for adjusting provisional amounts, management must consider all relevant factors. Relevant factors include:

•	The timing of the receipt of the additional information that management could have used in its evaluation on or after the acquisition date, and

•	Whether management can identify a reason that a change to the provisional amounts is warranted and not driven by a discrete independent event occurring subsequent to the acquisition.
We have included a measurement period table for each acquisition, identifying the line item or line items where an adjustment was deemed necessary and have quantified its impact.
Merger with UpHealth Services
On October 26, 2020, UpHealth Holdings entered into a merger agreement with UpHealth Services whereby UpHealth Holdings was deemed the surviving entity. All shares of UpHealth Services were exchanged for outstanding common stock in UpHealth Holdings. This was accounted for as a common control transaction with assets and liabilities carried over at book value.
Acquisition of Thrasys
On November 20, 2020, UpHealth Holdings completed the 100% acquisition of Thrasys, in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $167.4 million, net of cash and restricted cash acquired of $2.5 million. The acquisition brings additional software and support synergies to our consolidated digital healthcare offerings.
Under the terms of the merger agreement, shares of common stock held by two officers of Thrasys, with a value of $10.0 million, have been restricted for 12 months from the closing date of the merger, as security for a potential indemnification claim related to a Thrasys tax matter (see Note 12,
Income Taxes
, for further information).
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Thrasys. The goodwill is not deductible for tax purposes.

The following table sets forth the preliminary allocation of the purchase price to Thrasys’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$3,491	$—	$3,491
Prepaid expenses and other	3,001	—	3,001
Identifiable intangible assets	27,875	—	27,875
Property and equipment	101	—	101
Other assets	19	—	19
Goodwill	145,036	(3,052)	148,088

Total assets acquired	179,523	(3,052)	182,575

Accounts payable	1,779	—	1,779
Accrued expenses and other current liabilities	5,322	—	5,322
Debt	430	(531)	961
Deferred tax liabilities	6,378	—	6,378
Deferred revenue	700	—	700

Total liabilities assumed	14,609	(531)	15,140

Net assets acquired	$164,914	$(2,521)	$167,435

In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreement, resulting in a decrease in net assets acquired and goodwill of $2.5 million.
The acquired intangible assets from Thrasys and their related estimated useful lives consisted of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$6,925	10
Definite-lived intangible assets–Technology and intellectual property	10,825	10
Definite-lived intangible assets–Customer relationships	10,125	10

Total fair value of identifiable intangible assets	$27,875

Acquisition of BHS
On November 20, 2020, UpHealth Holdings completed the 100% acquisition of BHS in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $15.8 million, net of cash acquired of $1.0 million. The acquisition brings additional medical synergies to our consolidated digital healthcare offerings.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of BHS. The goodwill is not deductible for tax purposes.

The following table sets forth the preliminary allocation of the purchase price to BHS’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$1,257	$—	$1,257
Inventories	100	—	100
Prepaid expenses and other	40	—	40
Identifiable intangible assets	225	—	225
Property and equipment	53	—	53
Other assets	4	—	4
Deferred tax assets	19	—	19
Goodwill	16,344	238	16,106

Total assets acquired	18,042	238	17,804

Accounts payable	374	—	374
Accrued expenses and other current liabilities	847	421	426
Debt	1,234	—	1,234

Total liabilities assumed	2,455	421	2,034

Net assets acquired	$15,587	$(183)	$15,770

In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreements, resulting in a decrease in net assets acquired and goodwill of $0.2 million.
The acquired intangible assets from BHS and their related estimated useful lives consisted of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$225	3

Total fair value of identifiable intangible assets	$225

Acquisition of TTC
On January 25, 2021, UpHealth Holdings completed the 100% acquisition of TTC in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $45.9 million, net of cash acquired of $2.4 million. The acquisition brings additional medical synergies to our consolidated digital healthcare offerings.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of TTC. The goodwill is not deductible for tax purposes.

The following table sets forth the preliminary allocation of the purchase price to TTC’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of January 25, 2021
Accounts receivable	$1,773	$—	$1,773
Prepaid expenses and other	187	—	187
Identifiable intangible assets	1,125	—	1,125
Property and equipment	531	—	531
Other assets	281	—	281
Goodwill	57,921	347	57,574

Total assets acquired	61,818	347	61,471

Accounts payable	625	—	625
Accrued expenses and other current liabilities	602	—	602
Due to related parties	4,200	2,807	1,393
Debt	11,217	(1,283)	12,500
Deferred tax liabilities	474	—	474

Total liabilities assumed	17,118	1,524	15,594

Net assets acquired	$44,700	$(1,177)	$45,877

In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreements, resulting in a decrease in net assets acquired and goodwill of $1.2 million.
The acquired intangible assets from TTC and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-life intangible assets–Trade names	$1,125	3

Total fair value of identifiable intangible assets	$1,125

Acquisition of Glocal
On November 20, 2020, UpHealth Holdings entered into a stock purchase agreement to acquire 43.46% of Glocal. On March 26, 2021, UpHealth Holdings completed a step acquisition of an additional 45.94% of Glocal, bringing our total ownership to 89.4%. The acquisition resulted in our ownership exceeding 50.0%, requiring consolidation of Glocal as of March 26, 2021. On May 14, 2021 and June 21, 2021, UpHealth Holdings completed the acquisition of an additional 1.0% and 1.8% of Glocal, respectively, bringing our total ownership to 92.2% as of June 30, 2021. Total purchase price consideration included a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings totaling $131.5 million, net of cash acquired of $0.4 million. The acquisition brings additional medical synergies to our global telemedicine offerings.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Glocal. The goodwill is not deductible for tax purposes.

The following table sets forth the preliminary allocation of the purchase price to Glocal’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of March 26, 2021
Accounts receivable, net	$6,461	$—	$6,461
Inventories	326	—	326
Identifiable intangible assets	38,039	—	38,039
Property, equipment, and work in progress	40,726	—	40,726
Other current assets, including short term advances	1,980	—	1,980
Other noncurrent assets, including long term advances	509	—	509
Goodwill	95,913	4,042	91,871

Total assets acquired	183,954	4,042	179,912

Accounts payable	579	—	579
Accrued expenses and other current liabilities	8,271	—	8,271
Deferred tax liability	9,890	9,890	—
Debt	22,212	—	22,212
Noncontrolling interest	17,389	—	17,389

Total liabilities assumed and noncontrolling interest	58,341	9,890	48,451

Net assets acquired	$125,613	$(5,848)	$131,461

In connection with the closing of the Business Combinations on June 9, 2021, the purchase consideration was adjusted in accordance with the merger agreements, resulting in a decrease in net assets acquired and goodwill of $5.8 million.
The acquired intangible assets from Glocal and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Technology and intellectual property	$38,039	8.5

Total fair value of identifiable intangible assets	$38,039

Acquisition of Innovations
On April 27, 2021, UpHealth Holdings completed the 100% acquisition of Innovations in exchange for a promissory note for future cash consideration, as defined in the merger agreement, and common stock interests in UpHealth Holdings totaling $169.8 million, net of cash acquired of $0.6 million. The acquisition adds the digital pharmacy segment to our operations.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Innovations. The goodwill is not deductible for tax purposes.

The following table sets forth the preliminary allocation of the purchase price to Innovation’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of April 27, 2021
Accounts receivable	$47
Inventories	2,693
Prepaid expenses and other	530
Identifiable intangible assets	28,325
Property and equipment	7,937
Other assets	22
Goodwill	143,730

Total assets acquired	183,284

Accounts payable	472
Accrued expenses and other current liabilities	780
Deferred revenue	302
Deferred tax liability	7,837
Debt	4,069

Total liabilities assumed	13,460

Net assets acquired	$169,824

The acquired intangible assets from Innovations and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$10,925	10
Definite-lived intangible assets–Technology and intellectual property	8,075	5 - 7
Definite-lived intangible assets–Customer relationships	9,325	17

Total fair value of identifiable intangible assets	$28,325

Acquisition of Cloudbreak
On June 9, 2021, UpHealth (fka GigCapital2) completed the Cloudbreak Business Combination in an exchange of cash, notes, and common stock interests in UpHealth totaling $142.0 million, net of cash acquired of $0.9 million. The acquisition brings additional software and support synergies to our global telemedicine offerings.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after our acquisition of Cloudbreak. The goodwill is not deductible for tax purposes.

The following table sets forth the preliminary allocation of the purchase price to Cloudbreak’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 9, 2021
Accounts receivable	$4,810
Prepaid expenses and other	921
Identifiable intangible assets	32,475
Property and equipment	6,882
Other assets	1,042
Goodwill	110,968

Total assets acquired	157,098

Accounts payable	2,518
Accrued expenses and other current liabilities	905
Deferred revenue	15
Deferred tax liability	7,906
Debt	3,752

Total liabilities assumed	15,096

Net assets acquired	$142,002

The acquired intangible assets from Cloudbreak and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$12,975	15
Definite-lived intangible assets–Technology and intellectual property	5,825	5
Definite-lived intangible assets–Customer relationships	$13,675	10

Total fair value of identifiable intangible assets	$32,475

Acquisition of UpHealth Holdings
On June 9, 2021, GigCapital2 completed the UpHealth Business Combination as disclosed above, in an exchange of cash, notes, and common stock interests in UpHealth for all the shares of UpHealth Holdings’ capital stock issued and outstanding immediately prior to the effective date of the acquisition. The acquisition was accounted for as a reverse recapitalization, which is the equivalent of UpHealth Holdings issuing stock for the net assets of GigCapital2, accompanied by a recapitalization, with UpHealth Holdings treated as the accounting acquiror. The determination of UpHealth Holdings as the accounting acquiror was primarily based on the fact that subsequent to the acquisition, UpHealth Holdings owns a majority of the voting power of the combined company, UpHealth Holdings will comprise 75% of the ongoing operations of the combined entity, UpHealth Holdings will control a majority of the governing body of the combined company, and UpHealth Holdings’ senior management will comprise most of the senior management of the combined company. The net assets of GigCapital2 were stated at historical cost with no goodwill or other intangible assets recorded. Reported results from operations included herein prior to the acquisition are those of UpHealth Holdings. The shares and corresponding capital amounts and loss per share related to UpHealth Holdings’ outstanding common stock prior to the acquisition have been retroactively restated to reflect the exchange ratio (1.0 UpHealth Holdings share to 10.28 GigCapital2 shares) established in the business combination agreement.

Acquisition-Related Costs
For the three and six months ended June 30, 2021, we have incurred $32.6 million and $35.3 million, respectively, of acquisition-related charges for the acquisitions of UpHealth Holdings and its subsidiaries (Thrasys, BHS, TTC, Glocal, and Innovations), and Cloudbreak, which are included in acquisition-related expenses in the condensed consolidated statements of operations.
Combined Pro Forma Results for the Three and Six Months Ended June 30, 2021 and 2020
The results of operations of UpHealth Holdings and its subsidiaries (BHS, Thrasys, TTC, Glocal, and Innovations), and Cloudbreak have been included in the financial statements subsequent to their acquisition dates. The following unaudited pro forma consolidated financial information reflects the results of operations as if the acquisition of UpHealth Holdings (including all subsidiaries) and Cloudbreak had occurred on January 1, 2020, after giving effect to certain purchase accounting adjustments. These purchase accounting adjustments mainly include incremental depreciation expense related to the fair value adjustment of property and equipment, amortization expense related to identifiable intangible assets, and tax expense related to the combined tax provisions. This information does not purport to be indicative of the actual results that would have occurred if the acquisition had actually been completed on the date indicated, nor is it necessarily indicative of the future operating results or the financial position of the combined company:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2021	2020	2021	2020
Pro Forma
Revenues	$39,171	$28,293	$69,778	$59,468
Net loss	$(37,052)	$(2,549)	$(43,627)	$(2,008)
Basic earnings per share	$(0.39)	$(0.05)	$(0.52)	$(0.04)
Diluted earnings per share	$(0.39)	$(0.05)	$(0.52)	$(0.04)
Measurement period adjustments in the condensed consolidated financial statements will be disclosed in accordance with ASU
2015-16,
Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments
.

3.	Business Combinations
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the underlying net assets acquired.
Trade Names
A trade name is a legally protected trade or similar mark. Acquired trade names are valued using an income method approach, generally the relief-from-royalty valuation method. The method uses a royalty rate based on comparable marketplace royalty agreements for similar types of trade names and applies it to the after-tax
discounted free cash flow attributed to the trade name. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
Developed Technology
Developed Technology is the Intellectual Property of the Company. Intellectual property and technology (“IP”) is a design, work or invention that is the result of creativity to which one has ownership rights that may be protected through a patent, copyright, trademark or service mark. IP is valued using the relief from royalty valuation method. The method uses a royalty rate based on comparable market-place royalty agreements for similar types of IP and applies it to the after-tax
discounted free cash flow attributed to the IP. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
The developed technology is amortized following the pattern in which the expected benefits will be consumed or otherwise used up over each component’s useful life, based on our plans and expectations for the IP going forward, which is generally the underlying IP’s legal expiration dates.
Customer Relationships
Customer relationships are intangible assets that consist of historical and factual information about customers and contacts collected from repeat transactions with customers, with or without any underlying contracts. The information is generally organized as customer lists or customer databases. We have the expectation of repeat patronage from these customers based on the customers’ historical purchase activity, which creates the intrinsic value over a finite period of time and translates into the expectation of future revenue, income, and cash flow.
Customer relationships are valued using projected operating income, adjusted for estimated future existing customer growth less estimated future customer attrition, net of charges for net tangible assets, IP charge, trade name charge and work force. The concluded value is the after-tax
discounted free cash flow.
Measurement Period
The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values. Therefore, the provisional measurements of fair value reflected are subject to change and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date. In addition, the Company has not finalized its evaluation of allocating goodwill to reporting units.
2020 Acquisitions
On October 26, 2020, the Company entered into a merger agreement with UpHealth Services whereby UpHealth Holding was deemed the surviving entity. All shares of UpHealth Services were exchanged for outstanding common stock in UpHealth Holdings. This was accounted for as a common control transaction with assets and liabilities carried over at book value. All other disclosed events below are in relation to the newly merged company.
On November 20, 2020, the Company completed the 100% acquisition of Thrasys, in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings, Inc., totaling $167,435,352, net of cash and restricted cash acquired of $2,483,628. The acquisition brings additional software and support synergies to the consolidated Company’s medical remote and telemedicine offerings.
Under the terms of the merger agreement an escrow account will be established as security for a potential indemnification claim against UpHealth related to a Thrasys tax matter.    The escrow account will be funded with approximately $10 million of UpHealth common stock and will be held for a period of up to 12 months from the closing date of the merger agreement,
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after the Company’s acquisition of Thrasys. The goodwill is not deductible for tax purposes.
The following table sets forth the preliminary allocation of the purchase price to Thrasys’ identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

Thrasys, Inc and
Subsidiary
As of November 20, 2020
Allocation of Purchase price:
Accounts receivable, net	$3,490,738
Prepaid expenses and other	3,001,150
Identifiable intangible assets	27,875,000
Property, plant and equipment	101,246
Other assets	19,374
Goodwill	148,087,717

Total assets acquired	182,575,225

Accounts payable	1,778,849
Accrued expenses and other current liabilities	5,321,761
Debt	960,783
Deferred tax liability	6,378,480
Deferred revenue	700,000

Total liabilities assumed	15,139,873

Net assets acquired	$167,435,352

The acquired intangible assets from Thrasys and the related estimated useful lives consist of the following:

	Approximate Fair	Estimated
	Value	Useful Life
		(in years)
Definite-lived intangible assets - Trade names	$6,925,000	10
Definite-lived intangible assets - Technology and intellectual property	10,825,000	10
Definite-lived intangible asset - Customer relationships	10,125,000	10

Total fair value of identifiable intangible assets	$27,875,000

On November 20, 2020, the Company completed the 100% acquisition of BHS in exchange for a promissory note for future cash consideration, as defined in the merger agreements, and common stock interests in UpHealth Holdings, Inc., totaling $15,770,325 million, net of cash acquired of $1,024,485. The acquisition brings additional medical synergies to the consolidated Company’s medical remote and telemedicine offerings.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after the Company’s acquisition of BHS. The goodwill is not deductible for tax purposes.
The following table sets forth the preliminary allocation of the purchase price to BHS’ identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

Behavioral Health
Services , LLC and
Subsidiaries
As of November 20, 2020
Allocation of Purchase price:
Accounts receivable, net	$1,257,454
Inventories	99,583
Prepaid expenses and other	39,806
Identifiable intangible assets	225,000
Property, plant and equipment	52,568
Other assets	4,375
Deferred taxes	19,268
Goodwill	16,106,287

Total assets acquired	17,804,341

Accounts payable	374,532
Accrued expenses and other current liabilities	425,790
Debt	1,233,694

Total liabilities assumed	2,034,016

Net assets acquired	$15,770,325

The acquired intangible assets from BHS and the related estimated useful lives consist of the following:

	Approximate Fair	Estimated
	Value	Useful Life
		(in years)
Definite-lived intangible assets - Trade names	$225,000	3

Total fair value of identifiable intangible assets	$225,000

As of December 31, 2020, we had incurred $860,017 of acquisition-related charges for the acquisitions of Thrasys and BHS which are included in selling, general and administrative expenses during the year ended December 31, 2020.
ASC 805 Combined Pro Forma Results for the Year Ended December 31, 2020
The results of BHS and Thrasys’ operations have been included in the financial statements subsequent to the acquisition dates. The following unaudited pro forma consolidated financial information reflects the results of operations as if the BHS Acquisition and Thrasys Acquisition had occurred on January 1, 2020, after giving effect to certain purchase accounting adjustments (the Company did not exist prior to January 1, 2020 and comparative financial statements are not presented). These purchase accounting adjustments mainly include incremental depreciation expense related to the fair value adjustment of property and equipment, amortization expense related to identifiable intangible assets and tax expense related to the combined tax provisions. This information does not purport to be indicative of the actual results that would have occurred if the acquisition had actually been completed on the date indicated, nor is it necessarily indicative of the future operating results or the financial position of the combined company:

Pro Forma	Year Ended December 31, 2020
Revenues	$30,742,853
Net Income	$(749,823)
Basic Earnings per share	$(0.15)
Diluted earnings per share	$(0.15)
Measurement period adjustments in the consolidated financial statements will be disclosed in accordance with ASU
2015-16,
Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments
.